SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 998,839	$ 1,076,861	$ 1,123,072
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue	833,429	876,268	909,323
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 165,410	$ 200,593	$ 213,749